Liquidity risk - Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	SFr 45,939	SFr 41,543
Current bank overdrafts		46
Current lease liabilities	17,198	4,921
Short-term debt		200
Other financial liabilities	4,246	2,722
Other current financial liabilities	21,444	7,890
Non-current lease liabilities	187,209	19,734
Other non-current financial liabilities at amortized cost	187,209	19,734
Due less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	45,939	41,543
Current bank overdrafts		46
Current lease liabilities	4,163	1,282
Short-term debt		200
Other financial liabilities	4,246	2,722
Other current financial liabilities	8,409	4,250
Non-current lease liabilities	0	0
Other non-current financial liabilities at amortized cost	0	0
Due 4 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Current bank overdrafts		0
Current lease liabilities	13,035	3,639
Short-term debt		0
Other financial liabilities	0	0
Other current financial liabilities	13,035	3,639
Non-current lease liabilities	0	0
Other non-current financial liabilities at amortized cost	0	0
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Current bank overdrafts		0
Current lease liabilities	0	0
Short-term debt		0
Other financial liabilities	0	0
Other current financial liabilities	0	0
Non-current lease liabilities	78,826	10,672
Other non-current financial liabilities at amortized cost	78,826	10,672
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Current bank overdrafts		0
Current lease liabilities	0	0
Short-term debt		0
Other financial liabilities	0	0
Other current financial liabilities	0	0
Non-current lease liabilities	108,383	9,062
Other non-current financial liabilities at amortized cost	SFr 108,383	SFr 9,062